NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.    NATURE OF OPERATIONS

Maverix Metals Inc. (“Maverix” or the “Company”) is incorporated and domiciled in Canada and its registered head office address is Suite 575, 510 Burrard Street, Vancouver, British Columbia, V6C 3A8, Canada. The Company’s common shares trade on the New York Stock Exchange American and Toronto Stock Exchange under the symbol “MMX”.

Maverix is a resource-based company that seeks to acquire and manage royalties and metal purchase agreements (a “Stream” or “Streams”) on projects that are in an advanced stage of development, on operating mines producing precious or other metals, or in some circumstances, exploration stage projects or other interests. Royalty interests (“Royalty” or “Royalties”) are non-operating interests in mining projects that provide Maverix with the right to a percentage of the gross revenue from the metals produced from the project (a “Gross Revenue Royalty” or “GRR”) or the net revenue after the deduction of specified costs (a “Net Smelter Returns Royalty” or “NSR” royalty). Under a Stream interest, Maverix makes an upfront payment to acquire the Stream and then receives the right to purchase, at a fixed or variable price per unit based on the spot price of the precious or other metal, a percentage of the life of mine production or a specified time period.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on March 15, 2022.